                                FIDELITY VIP PLUS

                         MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA1

                                  ANNUAL REPORT
                                DECEMBER 31, 1999




This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.


[MONARCH LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA1:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Market, Investment Grade Bond, Equity Income, Growth, Asset Manager, High Income and Overseas Divisions (constituting Monarch Life Insurance Company Separate Account VA1) at December 31, 1999 and 1998 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                          Cost                 Shares             Market Value
                                             ----------            ----------           ------------
Investment in Variable
  Insurance Products Fund and Fund II,
  at Market Value (Note 2):
  Money Market Portfolio                     $  279,806               279,806            $  279,806
  Investment Grade Bond Portfolio               190,613                16,103               195,813
  Equity Income Portfolio                       931,868                47,475             1,220,577
  Growth Portfolio                            1,407,671                47,876             2,629,805
  Asset Manager Portfolio                       442,155                28,676               535,372
  High Income Portfolio                          73,847                 6,305                71,310
  Overseas Portfolio                            168,723                 9,141               250,821
                                             ----------                                  ----------
Total Invested Assets                        $3,494,683                                   5,183,504
                                             ==========

LIABILITIES
  Total Liabilities                                                                              --
                                                                                         ----------

  Net Assets                                                                             $5,183,504
                                                                                         ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS                                          Cost                 Shares             Market Value
                                             ----------            ----------           ------------
Investment in Variable
  Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                     $  356,648               356,648            $  356,648
  Investment Grade Bond Portfolio               182,481                15,460               200,365
  Equity Income Portfolio                       935,490                50,644             1,287,379
  Growth Portfolio                            1,085,901                42,508             1,907,347
  Asset Manager Portfolio                       373,050                25,593               464,776
  High Income Portfolio                         137,490                11,197               129,107
  Overseas Portfolio                            163,162                 8,862               177,680
                                             ----------                                  ----------
Total Invested Assets                        $3,234,222                                   4,523,302
                                             ==========

LIABILITIES
  Total Liabilities                                                                              --
                                                                                         ----------

  Net Assets                                                                             $4,523,302
                                                                                         ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 and 1997
--------------------------------------------------------------------------------

                                                                            TOTALS - ALL DIVISIONS
                                                               ------------------------------------------------------
                                                                  1999                  1998                 1997
                                                               ----------            ----------            ----------
Investment Income:
  Dividends (Note 2)                                           $  357,740            $  428,341            $  314,105
Expenses:
  Risk Charges and Administrative Expenses (Note 5)               -47,826               -44,339               -44,583
                                                               ----------            ----------            ----------
    Net Investment Income                                         309,914               384,002               269,522
                                                               ----------            ----------            ----------

Net Realized Gains                                                211,558               331,007               214,326
Net Unrealized Gains                                              399,741                68,153               295,033
                                                               ----------            ----------            ----------
  Net Realized and Unrealized Gains                               611,299               399,160               509,359
                                                               ----------            ----------            ----------

Net Increase in Net Assets
  Resulting from Operations                                       921,213               783,162               778,881
                                                               ----------            ----------            ----------


Transfers of Net Premiums                                              --                    --                 4,000
Transfers Due to Terminations                                    -261,011              -865,793              -749,412
Transfers Among Investment Divisions                                   --                    --                    --
                                                               ----------            ----------            ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                          -261,011              -865,793              -745,412
                                                               ----------            ----------            ----------

Total Increase (Decrease) in Net Assets                           660,202               -82,631                33,469
Net Assets - Beginning of Year                                  4,523,302             4,605,933             4,572,464
                                                               ----------            ----------            ----------
Net Assets - End of Year                                       $5,183,504            $4,523,302            $4,605,933
                                                               ==========            ==========            ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                       INVESTMENT
                                                                         MONEY           GRADE        EQUITY
                                                                         MARKET          BOND         INCOME        GROWTH
                                                         TOTAL          DIVISION        DIVISION      DIVISION      DIVISION
                                                       ----------     ------------    ------------   ----------   ----------
Investment Income:
  Dividends (Note 2)                                   $  357,740     $     14,859    $     10,348   $   61,727   $  217,010
Expenses:
  Risk Charges and Administrative Expenses (Note 5)       -47,826           -2,967          -1,974      -12,949      -21,988
                                                       ----------     ------------    ------------   ----------   ----------
    Net Investment Income                                 309,914           11,892           8,374       48,778      195,022
                                                       ----------     ------------    ------------   ----------   ----------

Net Realized Gains (Losses)                               211,558               --             237       85,541      115,408
Net Unrealized Gains (Losses)                             399,741               --         -12,684      -63,180      400,688
                                                       ----------     ------------    ------------   ----------   ----------
  Net Realized and Unrealized Gains (Losses)              611,299               --         -12,447       22,361      516,096
                                                       ----------     ------------    ------------   ----------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               921,213           11,892          -4,073       71,139      711,118
                                                       ----------     ------------    ------------   ----------   ----------


Transfers of Net Premiums                                      --               --              --           --           --
Transfers Due to Terminations                            -261,011          -48,297            -479      -34,198     -112,840
Transfers Among Investment Divisions                           --          -40,437              --     -103,743      124,180
                                                       ----------     ------------    ------------   ----------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  -261,011          -88,734            -479     -137,941       11,340
                                                       ----------     ------------    ------------   ----------   ----------

Total Increase (Decrease) in Net Assets                   660,202          -76,842          -4,552      -66,802      722,458
Net Assets - Beginning of Year                          4,523,302          356,648         200,365    1,287,379    1,907,347
                                                       ----------     ------------    ------------   ----------   ----------
Net Assets - End of Year                               $5,183,504     $    279,806    $    195,813   $1,220,577   $2,629,805
                                                       ==========     ============    ============   ==========   ==========



                                                         ASSET         HIGH
                                                        MANAGER       INCOME        OVERSEAS
                                                        DIVISION     DIVISION       DIVISION
                                                       ----------   ------------   ----------
Investment Income:
  Dividends (Note 2)                                   $   36,773   $      9,852   $    7,171
Expenses:
  Risk Charges and Administrative Expenses (Note 5)        -5,079           -911       -1,958
                                                       ----------   ------------   ----------
    Net Investment Income                                  31,694          8,941        5,213
                                                       ----------   ------------   ----------

Net Realized Gains (Losses)                                16,579         -6,620          413
Net Unrealized Gains (Losses)                               1,491          5,846       67,580
                                                       ----------   ------------   ----------
  Net Realized and Unrealized Gains (Losses)               18,070           -774       67,993
                                                       ----------   ------------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                49,764          8,167       73,206
                                                       ----------   ------------   ----------


Transfers of Net Premiums                                      --             --           --
Transfers Due to Terminations                             -26,198        -38,934          -65
Transfers Among Investment Divisions                       47,030        -27,030           --
                                                       ----------   ------------   ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    20,832        -65,964          -65
                                                       ----------   ------------   ----------

Total Increase (Decrease) in Net Assets                    70,596        -57,797       73,141
Net Assets - Beginning of Year                            464,776        129,107      177,680
                                                       ----------   ------------   ----------
Net Assets - End of Year                               $  535,372   $     71,310   $  250,821
                                                       ==========   ============   ==========


The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                        INVESTMENT
                                                                         MONEY            GRADE         EQUITY
                                                                         MARKET           BOND          INCOME         GROWTH
                                                          TOTAL         DIVISION         DIVISION       DIVISION       DIVISION
                                                        ----------    ------------     ------------    ----------    ----------
Investment Income:
  Dividends (Note 2)                                    $  428,341     $   15,506      $   12,103     $   94,081    $  218,664
Expenses:
  Risk Charges and Administrative Expenses (Note 5)        -44,339         -2,930          -2,318        -14,034       -17,211
                                                        ----------     ----------      ----------     ----------    ----------
    Net Investment Income                                  384,002         12,576           9,785         80,047       201,453
                                                        ----------     ----------      ----------     ----------    ----------

Net Realized Gains                                         331,007             --           9,776        156,539       140,891
Net Unrealized Gains (Losses)                               68,153             --          -3,022       -103,542       212,085
                                                        ----------     ----------      ----------     ----------    ----------
  Net Realized and Unrealized Gains (Losses)               399,160             --           6,754         52,997       352,976
                                                        ----------     ----------      ----------     ----------    ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                783,162         12,576          16,539        133,044       554,429
                                                        ----------     ----------      ----------     ----------    ----------


Transfers of Net Premiums                                       --             --              --             --            --
Transfers Due to Terminations                             -865,793       -282,698         -73,524       -272,937      -123,313
Transfers Among Investment Divisions                            --        116,077          63,008        -72,608      -124,877
                                                        ----------     ----------      ----------     ----------    ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                   -865,793       -166,621         -10,516       -345,545      -248,190
                                                        ----------     ----------      ----------     ----------    ----------

Total Increase (Decrease) in Net Assets                    -82,631       -154,045           6,023       -212,501       306,239
Net Assets - Beginning of Year                           4,605,933        510,693         194,342      1,499,880     1,601,108
                                                        ----------     ----------      ----------     ----------    ----------
Net Assets - End of Year                                $4,523,302     $  356,648      $  200,365     $1,287,379    $1,907,347
                                                        ==========     ==========      ==========     ==========    ==========



                                                               ASSET         HIGH
                                                              MANAGER       INCOME         OVERSEAS
                                                              DIVISION     DIVISION        DIVISION
                                                             ----------   ------------    ----------
Investment Income:
  Dividends (Note 2)                                        $   58,805   $     15,534    $   13,648
Expenses:
  Risk Charges and Administrative Expenses (Note 5)             -4,553         -1,372        -1,921
                                                            ----------   ------------    ----------
    Net Investment Income                                       54,252         14,162        11,727
                                                            ----------   ------------    ----------

Net Realized Gains                                              15,428          3,629         4,744
Net Unrealized Gains (Losses)                                   -8,480        -26,394        -2,494
                                                            ----------   ------------    ----------
  Net Realized and Unrealized Gains (Losses)                     6,948        -22,765         2,250
                                                            ----------   ------------    ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                     61,200         -8,603        13,977
                                                            ----------   ------------    ----------


Transfers of Net Premiums                                           --             --            --
Transfers Due to Terminations                                  -56,193        -29,783       -27,345
Transfers Among Investment Divisions                            -5,000         19,864         3,536
                                                            ----------   ------------    ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                        -61,193         -9,919       -23,809
                                                            ----------   ------------    ----------

Total Increase (Decrease) in Net Assets                              7        -18,522        -9,832
Net Assets - Beginning of Year                                 464,769        147,629       187,512
                                                            ----------   ------------    ----------
Net Assets - End of Year                                    $  464,776   $    129,107    $  177,680
                                                            ==========   ============    ==========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------

                                                                                    Investment
                                                                       Money          Grade        Equity
                                                                       Market         Bond         Income        Growth
                                                        Total         Division       Division      Division      Division
                                                      ----------    ------------   ------------   ----------   ----------
Investment Income:
  Dividends (Note 2)                                  $  314,105    $   28,061     $   11,323    $  138,411   $   54,226
Expenses:
  Risk Charges and Administrative Expenses (Note 5)      -44,583        -5,260         -2,047       -14,023      -15,129
                                                      ----------    ----------     ----------    ----------   ----------
    Net Investment Income                                269,522        22,801          9,276       124,388       39,097
                                                      ----------    ----------     ----------    ----------   ----------

Net Realized Gains                                       214,326            --          8,560        68,219       82,036
Net Unrealized Gains (Losses)                            295,033            --         -2,467       131,477      169,134
                                                      ----------    ----------     ----------    ----------   ----------
  Net Realized and Unrealized Gains                      509,359            --          6,093       199,696      251,170
                                                      ----------    ----------     ----------    ----------   ----------

Net Increase in Net Assets
  Resulting from Operations                              778,881        22,801         15,369       324,084      290,267
                                                      ----------    ----------     ----------    ----------   ----------


Transfers of Net Premiums                                  4,000            --             --         2,000        2,000
Transfers Due to Terminations                           -749,412      -287,078        -94,665      -111,175      -72,397
Transfers Among Investment Divisions                          --       269,902        -13,563      -117,282      -89,377
                                                      ----------    ----------     ----------    ----------   ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                 -745,412       -17,176       -108,228      -226,457     -159,774
                                                      ----------    ----------     ----------    ----------   ----------

Total Increase (Decrease) in Net Assets                   33,469         5,625        -92,859        97,627      130,493
Net Assets - Beginning of Year                         4,572,464       505,068        287,201     1,402,253    1,470,615
                                                      ----------    ----------     ----------    ----------   ----------
Net Assets - End of Year                              $4,605,933    $  510,693     $  194,342    $1,499,880   $1,601,108
                                                      ==========    ==========     ==========    ==========   ==========


                                                            Asset          High
                                                           Manager        Income       Overseas
                                                           Division      Division      Division
                                                          ----------    ---------     ----------
Investment Income:
  Dividends (Note 2)                                     $   51,985    $    9,022     $   21,077
Expenses:
  Risk Charges and Administrative Expenses (Note 5)          -4,535        -1,277         -2,312
                                                         ----------    ----------     ----------
    Net Investment Income                                    47,450         7,745         18,765
                                                         ----------    ----------     ----------

Net Realized Gains                                           28,473         7,523         19,515
Net Unrealized Gains (Losses)                                 5,599         4,177        -12,887
                                                         ----------    ----------     ----------
  Net Realized and Unrealized Gains                          34,072        11,700          6,628
                                                         ----------    ----------     ----------

Net Increase in Net Assets
  Resulting from Operations                                  81,522        19,445         25,393
                                                         ----------    ----------     ----------


Transfers of Net Premiums                                        --            --             --
Transfers Due to Terminations                               -80,404       -46,140        -57,553
Transfers Among Investment Divisions                        -25,000        15,863        -40,543
                                                         ----------    ----------     ----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                    -105,404       -30,277        -98,096
                                                         ----------    ----------     ----------

Total Increase (Decrease) in Net Assets                     -23,882       -10,832        -72,703
Net Assets - Beginning of Year                              488,651       158,461        260,215
                                                         ----------    ----------     ----------
Net Assets - End of Year                                 $  464,769    $  147,629     $  187,512
                                                         ==========    ==========     ==========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS


NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act). Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States.

          INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

          FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS


NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account during the year ended December 31, 1999, are shown below:

                                                                               PURCHASES                 SALES
                                                                             -------------          -------------
               Money Market Portfolio                                        $      57,805          $     134,647
               Investment Grade Bond Portfolio                                      10,348                  2,453
               Equity Income Portfolio                                             117,446                206,609
               Growth Portfolio                                                    393,101                186,739
               Asset Manager Portfolio                                             114,631                 62,105
               High Income Portfolio                                                48,734                105,757
               Overseas Portfolio                                                    7,224                  2,076
                                                                                                    -------------
                       Totals                                                $     749,289          $     700,386
                                                                                                    -------------

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1999, consists of the following:

                                                                         ACCUMULATION
                                                       ACCUMULATION         UNIT
                                                         UNITS              VALUE            EQUITY
                                                       ------------     -------------     -------------
               Money Market Division                   19,213.8662      $  14.562712      $     279,806
               Investment Grade Bond Division          11,199.0645         17.484764            195,813
               Equity Income Division                  32,215.6190         37.887740          1,220,577
               Growth Division                         47,887.2883         54.916557          2,629,805
               Asset Manager Division                  17,761.3762         30.142484            535,372
               High Income Division                     2,446.1821         29.151550             71,310
               Overseas Division                       10,621.6737         23.614075            250,821
                                                                                          -------------

                       Totals                                                             $   5,183,504
                                                                                          -------------

NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.